Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Impairment Losses	$ 0.0		$ 0.0
Research And Development Capitalized Non Refundable Advance Payment		$ 0.0
Research and development capitalized refundable advance payment			0.0
Income Tax Penalties AndI nterest Accrued		0.0	0.0
Allowance for accounts receivable		$ 0.5	$ 0.2	$ 0.2